Intangible Asset, Net (Details Textual) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Intangible Asset, Net (Textual)
Amortization expense	$ 247,500	$ 495,000	$ 495,000